Options (Tables)	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The following table summarized the Company’s stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding, June 30, 2018	640,000	$1.50	1.81
Exercisable, June 30, 2018	90,000	$1.50	2.14

Granted	-	$-	-
Cancelled	(160,000)	-	-
Exercised	-	-	-

Outstanding June 30, 2019	480,000	$1.50	1.22
Exercisable, June 30, 2019	270,000	$1.50	1.14

Granted	160,000	-	-
Cancelled	(140,000)	-	-
Exercised	-	-	-

Outstanding June 30, 2020	500,000	1.50	0.35
Exercisable, June 30, 2020	413,337	$1.50	0.19